Property and Equipment - Narrative (Details) - USD ($) $ in Thousands	1 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 28, 2018	Jul. 31, 2017	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jan. 03, 2018	Jun. 21, 2017	Jan. 31, 2017
Property, Plant and Equipment [Line Items]
Depreciation and amortization				$ 200	$ 500	$ 506	$ 951	$ 1,650	$ 2,238	$ 1,286
Property and equipment, net				$ 403		403		3,113	5,572
Fixed asset impairment			$ 300					0	147	$ 0
Fixed assets held-for-sale	$ 300							300					$ 500
Carrying value of assets sold		$ 200
Proceeds from sale of property held-for-sale	$ 200	300
Gain sale of assets held for sale		$ 100				$ 34	$ 0	100
Decrease in number of employees (percent)				50.00%		50.00%						50.00%
Asset impairment charges								200
Subsequent event
Property, Plant and Equipment [Line Items]
Decrease in number of employees (percent)											50.00%
UNITED STATES
Property, Plant and Equipment [Line Items]
Property and equipment, net								2,300
International
Property, Plant and Equipment [Line Items]
Property and equipment, net								$ 800
2016 Restructuring Plan
Property, Plant and Equipment [Line Items]
Fixed asset impairment									$ 2,000